Operating Lease Liability, Disclosure: Minimum operating lease commitments prior to adoption of ASU 2016-02 (Tables)	12 Months Ended
Dec. 31, 2019
Tables/Schedules
Minimum operating lease commitments prior to adoption of ASU 2016-02
Years Ended December 31, 2018
2019	5,400(1)